Retirement benefits - Disclosure of balance sheet reconciliation (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Sep. 30, 2024 GBP (£)
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	£ 3,023
Current service cost	(171)		£ (180)	£ (165)
Interest costs or income on scheme liabilities or assets	159		154	222
Past service cost	(18)		0	0
Net defined benefit liability (asset), end of period	3,043		3,023
Net surplus	3,043		3,023
Retirement benefit assets	3,308		3,263
Retirement benefit liabilities	(265)		(240)
Of which relates to UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	3,199
Benefits paid	1,163		1,189
Net defined benefit liability (asset), end of period	3,250		3,199
Net surplus	3,250		3,199		£ 1,750
Retirement benefit assets	3,250		3,199
Retirement benefit liabilities	0		0
Retirement benefit obligations
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	(19,600)	$ (19,600)	(21,513)
Current service cost	(171)		(180)
Interest costs or income on scheme liabilities or assets	(1,029)		(933)
Past service cost	(18)		0
Remeasurement gain – financial	536		1,794
Remeasurement (loss)/gain – demographic	(59)		12
Remeasurement loss – experience	(196)		(55)
Employee contributions	(5)		(6)
Benefits paid	1,206		1,230
Exchange and other movements	25		51
Net defined benefit liability (asset), end of period	(19,311)		(19,600)	(21,513)
Retirement benefit obligations | UK
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	(18,729)
Net defined benefit liability (asset), end of period	(18,404)		(18,729)
Retirement benefit obligations | Of which relates to UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	(18,729)		(20,618)
Current service cost	(143)		(155)
Interest costs or income on scheme liabilities or assets	(994)		(901)
Past service cost	0		0
Remeasurement gain – financial	548		1,797
Remeasurement (loss)/gain – demographic	(47)		13
Remeasurement loss – experience	(202)		(54)
Employee contributions	0		0
Benefits paid	1,163		1,189
Exchange and other movements	0		0
Net defined benefit liability (asset), end of period	(18,404)		(18,729)	(20,618)
Assets at end of the year
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	22,623		24,914
Interest costs or income on scheme liabilities or assets	1,188		1,087
Employer contribution	55		37
Remeasurement – return on scheme assets less than discount rate	(292)		(2,192)
Employee contributions	5		6
Benefits paid	(1,195)		(1,221)
Exchange and other movements	(30)		(8)
Net defined benefit liability (asset), end of period	22,354		22,623	24,914
Assets at end of the year | UK
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	21,928
Net defined benefit liability (asset), end of period	21,654		21,928
Assets at end of the year | Of which relates to UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	21,928		24,234
Interest costs or income on scheme liabilities or assets	1,164		1,062
Employer contribution	42		22
Remeasurement – return on scheme assets less than discount rate	(303)		(2,184)
Employee contributions	0		0
Benefits paid	(1,163)		(1,189)
Exchange and other movements	(14)		(17)
Net defined benefit liability (asset), end of period	£ 21,654		£ 21,928	£ 24,234